Summary of Warrant Activity (Details) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor		Predecessor
Warrant [Member]
Number of warrants, outstanding, beginning balance		8,628,706	8,628,706
Weighted average exercise price, outstanding, beginning balance		$ 10.75	$ 10.75
Number of warrants, Issued
Weighted average exercise price, issued
Number of warrants, outstanding, ending balance	8,628,706	8,628,706			8,628,706	8,628,706
Weighted average exercise price, outstanding, ending balance	$ 10.75	$ 10.75			$ 10.75	$ 10.75
Weighted average remaining life, outstanding		4 years 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance
Number of warrants, exercisable, ending balance	8,558,904	8,558,904				8,558,904
Weighted average exercise price, exercisable, ending balance	$ 10.79	$ 10.79				$ 10.79
Weighted average remaining life, exercisable		4 years 9 months 18 days
Aggregate intrinsic value, exercisable, ending balance
Warrant [Member] | Predecessor [Member]
Number of warrants, outstanding, beginning balance		8,560,562		2,154,352	2,154,352	2,154,352
Weighted average exercise price, outstanding, beginning balance		$ 1.52		$ 1.98	$ 1.98	$ 1.98
Number of warrants, Issued					6,406,210
Weighted average exercise price, issued					$ 1.37
Number of warrants, outstanding, ending balance					8,560,562		2,154,352
Weighted average exercise price, outstanding, ending balance					$ 1.52		$ 1.98
Weighted average remaining life, outstanding					1 year 9 months 18 days
Aggregate intrinsic value, outstanding, ending balance					$ 59,681
Number of warrants, exercisable, ending balance					8,560,562
Weighted average exercise price, exercisable, ending balance					$ 1.55
Weighted average remaining life, exercisable					3 years 10 months 24 days
Aggregate intrinsic value, exercisable, ending balance					$ 34,203
Number of warrants, Exercised
Weighted average exercise price, exercised